Financial income (expense), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest income	$ 725	$ 500	$ 857
Interest expense:
Interest expense	(26,077)	(28,280)	(21,990)
Commitment fees	(37)	(977)	(1,175)
Amortization of debt issuance cost and fair value of debt assumed	(700)	(828)	(2,013)
Total interest expense	(26,814)	(30,085)	(25,178)
Gain (loss) on derivative instruments	4,681	2,463	1,839
Other items, net:
Foreign exchange gain (loss)	(193)	(968)	(383)
Bank charges, fees and other	(143)	(107)	(183)
Withholding tax on interest expense and other	(2,571)	(2,499)	(2,767)
Total other items, net	(2,907)	(3,574)	(3,333)
Total financial income (expense), net	$ (24,315)	$ (30,696)	$ (25,815)